Capital Disclosures (Tables)	12 Months Ended
Dec. 31, 2019
Statement of changes in equity [abstract]
Schedule of capital components

	2019 $	2018 $
Cash and cash equivalents	14,148,021	13,699,881
Shareholders’ (deficit) equity	(107,894)	6,195,363